Leases	12 Months Ended
Mar. 31, 2026
Leases [Abstract]
LEASES

NOTE 10 – LEASES

On April 1, 2019, the Company adopted ASU 2016-02, Leases (ASC Topic 842). For all leases that were entered into prior to the effective date of Topic 842, the Company elected to apply the package of practical expedients. The Company leases office space under non-cancelable operating leases, with terms typically ranging from one to four years. The Company determines whether an arrangement is or includes an embedded lease at contract inception.

Operating lease assets and lease liabilities are recognized at commencement date and initially measured based on the present value of lease payments over the defined lease term. Lease expense is recognized on a straight-line basis over the lease term.

The components of lease expense were as follows:

	March 31, 2026	March 31, 2025
Operating lease cost	$202,622	$245,886

Weighted Average Remaining Lease Term (Months)
Operating leases	22	12

Weighted Average Discount Rate
Operating leases	3.74%	4.43%

Operating leases Right-of-use assets	$177,014	$140,556
Operating Lease liabilities	$187,935	$132,250

Maturities of lease liabilities were as follows:

Twelve months ending March 31,
2027	$118,421
2028	49,778
2029	24,889
Total Lease Payments	193,088
Less Imputed Interest	5,153
Total	$187,935